Financial Instruments - Derivatives Not Designated as Hedging Instruments - Net effect on the Statement of Comprehensive Income (Table) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Fair Value, Option, Quantitative Disclosures [Line Items]
Total	$ 623	$ (2,294)	$ 16,077	$ (34)
Interest Expense [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Interest rate swaps	(1)	(123)	75	(143)
Bunker swaps	1,511	(1,626)	(16,774)	874
Bunker put options	(886)	0	886	0
Bunker call options	$ (1)	$ (545)	$ (264)	$ (765)